Property and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Purchase of property and equipment	€ 8,748	€ 126,592	€ 28,025
Disposed property and equipment	63,496	0	0
Incurred loss from disposal of property and equipment	42,761	0	0
Depreciation of property and equipment	€ 24,883	€ 11,814	€ 19,424